Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 80,226	$ 123,251
Accounts receivable	7,436	13,557
Inventory	5,868	6,482
Prepaids and other current assets	5,875	4,757
Total current assets	99,405	148,047
Non-current assets
Property and equipment	5,209	7,469
Intangible assets	28,998	27,185
Right-of-use assets	14,168	15,635
Deferred tax assets	1,767	1,720
Other non-current assets	5,762	6,100
Total non-current assets	55,904	58,109
Total assets	155,309	206,156
Current liabilities
Accounts payable	5,220	5,391
Accrued expenses	13,217	17,808
Deferred contract revenue	5,732	9,494
Lease liabilities, current portion	2,190	2,928
Warrant obligations	444	0
Total current liabilities	26,803	35,621
Non-current liabilities
Borrowings	13,237	0
Lease liabilities, net of current portion	14,603	15,673
Defined benefit pension liabilities	3,839	3,086
Other non-current liabilities	337	334
Total non-current liabilities	32,016	19,093
Total liabilities	58,819	54,714
Equity
Share capital	4,188	4,048
Share premium	472,244	471,846
Treasury shares	(702)	(646)
Other reserves	61,037	53,978
Accumulated deficit	(440,277)	(377,784)
Total equity	96,490	151,442
Total liabilities and equity	$ 155,309	$ 206,156